Business Segment and Disaggregation of Revenue (Restatement) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Business Segment and Disaggregation of Revenue (Restatement) [Line Items]
Sales-type lease income	$ 2,250,024	$ 1,933,744
Other Customers [Member]
Business Segment and Disaggregation of Revenue (Restatement) [Line Items]
Revenue	$ 2,424,451	$ 869,824